RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Available for Sale and Balance Sheet Presentation (Details) CAD in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2015 CAD GWh Bcf	Dec. 31, 2014 CAD GWh Bcf	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Derivatives, Fair Value [Line Items]
Gross derivative assets presented on the balance sheet	CAD 610	CAD 502
Gross derivative liabilities presented on the balance sheet	(1,551)	(1,160)
Total trading activity
Derivatives, Fair Value [Line Items]
Gross derivative assets presented on the balance sheet	456	436
Cash Flow Hedges
Derivatives, Fair Value [Line Items]
Gross derivative assets presented on the balance sheet	57	57
Gross derivative liabilities presented on the balance sheet	(145)	(165)
Fair Value Hedges
Derivatives, Fair Value [Line Items]
Gross derivative assets presented on the balance sheet	3	3
Gross derivative liabilities presented on the balance sheet	(2)
Net Investment Hedges
Derivatives, Fair Value [Line Items]
Gross derivative assets presented on the balance sheet	94	6
Gross derivative liabilities presented on the balance sheet	(774)	(465)
Commodities | Power
Derivatives, Fair Value [Line Items]
Gross derivative assets presented on the balance sheet	509	488
Gross derivative liabilities presented on the balance sheet	CAD (717)	CAD (657)
Commodities | Power | Not designated as hedging instrument | Purchases
Derivatives, Fair Value [Line Items]
Power (in GWh) | GWh	70,331	53,217
Commodities | Power | Not designated as hedging instrument | Sales
Derivatives, Fair Value [Line Items]
Power (in GWh) | GWh	54,382	39,429
Commodities | Natural Gas | Not designated as hedging instrument | Purchases
Derivatives, Fair Value [Line Items]
Natural Gas (in Bcf) | Bcf	133	60
Commodities | Natural Gas | Not designated as hedging instrument | Sales
Derivatives, Fair Value [Line Items]
Natural Gas (in Bcf) | Bcf	70	38
Commodities | Total trading activity
Derivatives, Fair Value [Line Items]
Gross derivative liabilities presented on the balance sheet	CAD (630)	CAD (530)
Foreign exchange
Derivatives, Fair Value [Line Items]
Gross derivative assets presented on the balance sheet	96	7
Gross derivative liabilities presented on the balance sheet	(828)	(497)
Notional or Principal Amount | $			$ 1,476	$ 1,374
Interest rate
Derivatives, Fair Value [Line Items]
Gross derivative assets presented on the balance sheet	5	7
Gross derivative liabilities presented on the balance sheet	(6)	(6)
Notional or Principal Amount | $			$ 1,100	$ 650
Other current assets
Derivatives, Fair Value [Line Items]
Gross derivative assets presented on the balance sheet	442	409
Other current assets | Total trading activity
Derivatives, Fair Value [Line Items]
Gross derivative assets presented on the balance sheet	330	363
Other current assets | Cash Flow Hedges
Derivatives, Fair Value [Line Items]
Gross derivative assets presented on the balance sheet	46	39
Other current assets | Fair Value Hedges
Derivatives, Fair Value [Line Items]
Gross derivative assets presented on the balance sheet	1	2
Other current assets | Net Investment Hedges
Derivatives, Fair Value [Line Items]
Gross derivative assets presented on the balance sheet	65	5
Other current assets | Commodities
Derivatives, Fair Value [Line Items]
Gross derivative assets presented on the balance sheet	372	398
Other current assets | Commodities | Commodities
Derivatives, Fair Value [Line Items]
Gross derivative assets presented on the balance sheet	326	359
Other current assets | Commodities | Cash Flow Hedges
Derivatives, Fair Value [Line Items]
Gross derivative assets presented on the balance sheet	46	39
Other current assets | Foreign exchange
Derivatives, Fair Value [Line Items]
Gross derivative assets presented on the balance sheet	67	6
Other current assets | Foreign exchange | Foreign exchange
Derivatives, Fair Value [Line Items]
Gross derivative assets presented on the balance sheet	2	1
Other current assets | Foreign exchange | Net Investment Hedges
Derivatives, Fair Value [Line Items]
Gross derivative assets presented on the balance sheet	65	5
Other current assets | Interest rate
Derivatives, Fair Value [Line Items]
Gross derivative assets presented on the balance sheet	3	5
Other current assets | Interest rate | Interest rate
Derivatives, Fair Value [Line Items]
Gross derivative assets presented on the balance sheet	2	3
Other current assets | Interest rate | Fair Value Hedges
Derivatives, Fair Value [Line Items]
Gross derivative assets presented on the balance sheet	1	2
Intangible and other assets
Derivatives, Fair Value [Line Items]
Gross derivative assets presented on the balance sheet	168	93
Intangible and other assets | Total trading activity
Derivatives, Fair Value [Line Items]
Gross derivative assets presented on the balance sheet	126	73
Intangible and other assets | Cash Flow Hedges
Derivatives, Fair Value [Line Items]
Gross derivative assets presented on the balance sheet	11	18
Intangible and other assets | Fair Value Hedges
Derivatives, Fair Value [Line Items]
Gross derivative assets presented on the balance sheet	2	1
Intangible and other assets | Net Investment Hedges
Derivatives, Fair Value [Line Items]
Gross derivative assets presented on the balance sheet	29	1
Intangible and other assets | Commodities
Derivatives, Fair Value [Line Items]
Gross derivative assets presented on the balance sheet	137	90
Intangible and other assets | Commodities | Commodities
Derivatives, Fair Value [Line Items]
Gross derivative assets presented on the balance sheet	126	72
Intangible and other assets | Commodities | Cash Flow Hedges
Derivatives, Fair Value [Line Items]
Gross derivative assets presented on the balance sheet	11	18
Intangible and other assets | Foreign exchange
Derivatives, Fair Value [Line Items]
Gross derivative assets presented on the balance sheet	29	1
Intangible and other assets | Foreign exchange | Net Investment Hedges
Derivatives, Fair Value [Line Items]
Gross derivative assets presented on the balance sheet	29	1
Intangible and other assets | Interest rate
Derivatives, Fair Value [Line Items]
Gross derivative assets presented on the balance sheet	2	2
Intangible and other assets | Interest rate | Interest rate
Derivatives, Fair Value [Line Items]
Gross derivative assets presented on the balance sheet		1
Intangible and other assets | Interest rate | Fair Value Hedges
Derivatives, Fair Value [Line Items]
Gross derivative assets presented on the balance sheet	2	1
Accounts payable and other
Derivatives, Fair Value [Line Items]
Gross derivative liabilities presented on the balance sheet	(926)	(749)
Accounts payable and other | Cash Flow Hedges
Derivatives, Fair Value [Line Items]
Gross derivative liabilities presented on the balance sheet	(113)	(137)
Accounts payable and other | Fair Value Hedges
Derivatives, Fair Value [Line Items]
Gross derivative liabilities presented on the balance sheet	(1)
Accounts payable and other | Net Investment Hedges
Derivatives, Fair Value [Line Items]
Gross derivative liabilities presented on the balance sheet	(313)	(155)
Accounts payable and other | Commodities
Derivatives, Fair Value [Line Items]
Gross derivative liabilities presented on the balance sheet	(555)	(558)
Accounts payable and other | Commodities | Commodities
Derivatives, Fair Value [Line Items]
Gross derivative liabilities presented on the balance sheet	(443)	(422)
Accounts payable and other | Commodities | Foreign exchange
Derivatives, Fair Value [Line Items]
Gross derivative liabilities presented on the balance sheet	(54)	(32)
Accounts payable and other | Commodities | Interest rate
Derivatives, Fair Value [Line Items]
Gross derivative liabilities presented on the balance sheet	(2)	(3)
Accounts payable and other | Commodities | Total trading activity
Derivatives, Fair Value [Line Items]
Gross derivative liabilities presented on the balance sheet	(499)	(457)
Accounts payable and other | Commodities | Cash Flow Hedges
Derivatives, Fair Value [Line Items]
Gross derivative liabilities presented on the balance sheet	(112)	(136)
Accounts payable and other | Foreign exchange
Derivatives, Fair Value [Line Items]
Gross derivative liabilities presented on the balance sheet	(367)	(187)
Accounts payable and other | Foreign exchange | Net Investment Hedges
Derivatives, Fair Value [Line Items]
Gross derivative liabilities presented on the balance sheet	(313)	(155)
Accounts payable and other | Interest rate
Derivatives, Fair Value [Line Items]
Gross derivative liabilities presented on the balance sheet	(4)	(4)
Accounts payable and other | Interest rate | Cash Flow Hedges
Derivatives, Fair Value [Line Items]
Gross derivative liabilities presented on the balance sheet	(1)	(1)
Accounts payable and other | Interest rate | Fair Value Hedges
Derivatives, Fair Value [Line Items]
Gross derivative liabilities presented on the balance sheet	(1)
Other long-term liabilities
Derivatives, Fair Value [Line Items]
Gross derivative liabilities presented on the balance sheet	(625)	(411)
Other long-term liabilities | Cash Flow Hedges
Derivatives, Fair Value [Line Items]
Gross derivative liabilities presented on the balance sheet	(32)	(28)
Other long-term liabilities | Fair Value Hedges
Derivatives, Fair Value [Line Items]
Gross derivative liabilities presented on the balance sheet	(1)
Other long-term liabilities | Net Investment Hedges
Derivatives, Fair Value [Line Items]
Gross derivative liabilities presented on the balance sheet	(461)	(310)
Other long-term liabilities | Commodities
Derivatives, Fair Value [Line Items]
Gross derivative liabilities presented on the balance sheet	(162)	(99)
Other long-term liabilities | Commodities | Commodities
Derivatives, Fair Value [Line Items]
Gross derivative liabilities presented on the balance sheet	(131)	(72)
Other long-term liabilities | Commodities | Interest rate
Derivatives, Fair Value [Line Items]
Gross derivative liabilities presented on the balance sheet		(1)
Other long-term liabilities | Commodities | Total trading activity
Derivatives, Fair Value [Line Items]
Gross derivative liabilities presented on the balance sheet	(131)	(73)
Other long-term liabilities | Commodities | Cash Flow Hedges
Derivatives, Fair Value [Line Items]
Gross derivative liabilities presented on the balance sheet	(31)	(27)
Other long-term liabilities | Foreign exchange
Derivatives, Fair Value [Line Items]
Gross derivative liabilities presented on the balance sheet	(461)	(310)
Other long-term liabilities | Foreign exchange | Net Investment Hedges
Derivatives, Fair Value [Line Items]
Gross derivative liabilities presented on the balance sheet	(461)	(310)
Other long-term liabilities | Interest rate
Derivatives, Fair Value [Line Items]
Gross derivative liabilities presented on the balance sheet	(2)	(2)
Other long-term liabilities | Interest rate | Cash Flow Hedges
Derivatives, Fair Value [Line Items]
Gross derivative liabilities presented on the balance sheet	(1)	CAD (1)
Other long-term liabilities | Interest rate | Fair Value Hedges
Derivatives, Fair Value [Line Items]
Gross derivative liabilities presented on the balance sheet	CAD (1)
Fixed income securities
Derivatives, Fair Value [Line Items]
Fixed income securities (maturing within 5 years)	5 years	5 years
Fixed income securities (maturing after 10 years)	10 years	10 years
LMCI Restricted Investments | Fixed income securities
Derivatives, Fair Value [Line Items]
Available-for-sale Securities, Debt Maturities, after Ten Years, Fair Value	CAD 261
Fixed income securities	261
Other Restricted Investments | Fixed income securities
Derivatives, Fair Value [Line Items]
Available-for-sale Securities, Debt Maturities, within Five Years, Fair Value	90	CAD 75
Fixed income securities	CAD 90	CAD 75